PRIVATE PLACEMENTS (Details Narrative) - USD ($)		2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 07, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Proceeds from issuance of private placement				$ 7,540,000	$ 7,540,000
Exercise price of warrants			$ 0.01		$ 0.01
Option exercised date			Feb. 07, 2022		Feb. 07, 2022
Cash underwriting discount			$ 0.20		$ 0.20
Underwriting discount			$ 2,645,000		$ 2,645,000
Deferred fee per share			$ 0.35		$ 0.35
Deferred fee			$ 4,628,750		$ 4,628,750
Underwriter expenses			$ 150,000		$ 150,000
Director [Member]
Sale of private placement units, net of offering costs			15,000		15,000
Private Placement [Member]
Number of shares issued for private sale	754,000		754,000		754,000
Sale of stock price per share	$ 10.00		$ 10.00		$ 10.00
Proceeds from issuance of private placement			$ 7,540,000		$ 7,540,000
Deferred fee	$ 2,895,000
Private Placement [Member] | Capital Unit, Class A [Member]
Exercise price of warrants			$ 11.50		$ 11.50
Over-Allotment Option [Member]
Sale of private placement units, net of offering costs					1,725,000
Over-Allotment Option [Member] | Maximum [Member]
Sale of private placement units, net of offering costs			1,725,000
Underwriter [Member]
Advance payment for underwriter expenses			$ 50,000		$ 50,000